Financial Risk Management - Schedule of Changes in Assets and Liabilities on Basis of Strengthening CAD Against USD (Detail) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalent [member]
Disclosure Foreign Currency Sensitivity Analysis [Line Items]
Change in financial assets and liabilities due to exchange rate	$ (4,966)	$ (5,429)
Accounts receivable [Member]
Disclosure Foreign Currency Sensitivity Analysis [Line Items]
Change in financial assets and liabilities due to exchange rate	(1,435)	(699)
Copper put option contracts [member]
Disclosure Foreign Currency Sensitivity Analysis [Line Items]
Change in financial assets and liabilities due to exchange rate	(24)	(12)
Senior Secured Notes [member]
Disclosure Foreign Currency Sensitivity Analysis [Line Items]
Change in financial assets and liabilities due to exchange rate	23,293
Accounts payable and accrued liabilities [Member]
Disclosure Foreign Currency Sensitivity Analysis [Line Items]
Change in financial assets and liabilities due to exchange rate	344	283
Senior Notes 1 [member]
Disclosure Foreign Currency Sensitivity Analysis [Line Items]
Change in financial assets and liabilities due to exchange rate		20,193
Senior secured credit facility [member]
Disclosure Foreign Currency Sensitivity Analysis [Line Items]
Change in financial assets and liabilities due to exchange rate		7,435
Secured equipment loans [member]
Disclosure Foreign Currency Sensitivity Analysis [Line Items]
Change in financial assets and liabilities due to exchange rate	$ 27	$ 547